Cash flow changes from financing activities	12 Months Ended
Dec. 31, 2018
Cash Flow Changes From Financing Activities
19. Cash flow changes from financing activities

Details of changes in financing activities for the year ended December 31, 2018 are as follows:

			Non-cash changes
	January 1, 2018	Cash flows	Conversion	Foreign exchange	Fair Value/ Amortization	December 31, 2018
Share capital	71,389	311	3,345	-	-	75,045
Credit facility	57,110	18,414	-	-	410	75,934
Debentures	39,680	1,410	-	535	-	41,625
Convertible debentures	12,864	-	(1,735)	-	652	11,781
Derivative financial liability	2,697	-	-	-	(1,733)	964
Total	183,740	20,135	1,610	535	(671)	205,349

Details of changes in financing activities for the year ended December 31, 2017 are as follows:

			Non-cash changes
	January 1, 2017	Cash flows	Conversion	Foreign exchange	Fair Value/ Amortization	December 31, 2017
Share capital	45,655	24,397	1,337	-	-	71,389
Credit facility	45,943	10,642	-	-	525	57,110
Debentures	40,092	5	-	(417)	-	39,680
Convertible debentures	-	12,460	-	-	404	12,864
Derivative financial liability	490	-	-	-	2,207	2,697
Total	132,180	47,504	1,337	(417)	3,136	183,740